Disposals of subsidiaries - Baotou Pengai (Details) - CNY (¥)					1 Months Ended					12 Months Ended
	Dec. 25, 2020	Dec. 09, 2020	Dec. 08, 2020	Jan. 11, 2018	Dec. 31, 2020	May 31, 2020	May 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Net assets disposed of:
Property, plant and equipment.					¥ 531,941,000					¥ 531,941,000	¥ 519,323,000	¥ 235,028,000
Deferred tax assets					32,646,000					32,646,000	19,900,000	12,254,000
Inventory					33,336,000					33,336,000	26,120,000
Other receivables, deposits and prepayments					98,715,000					98,715,000	71,278,000
Cash and cash equivalents					44,384,000					44,384,000	154,490,000	101,886,000
Income tax payable					(13,194,000)					(13,194,000)	(19,942,000)
Contract liabilities					(8,639,000)					(8,639,000)	(5,542,000)	(5,996,000)
Lease liabilities					(214,851,000)					(214,851,000)	(201,881,000)		¥ (133,107,000)
Deferred income tax liabilities					(14,651,000)					(14,651,000)	(12,829,000)	(1,971,000)
Trade payables					(33,654,000)					(33,654,000)	(17,017,000)
Accruals, other payables and provisions					(68,783,000)					(68,783,000)	(58,439,000)
Non-controlling interests					(34,840,000)					(34,840,000)	¥ (43,117,000)
Loss on disposal of subsidiary										802,000
Yantai Pengai Jiayan
Disposals of subsidiaries
Proportion of ownership interest disposed off		12.00%
Proportion of equity interest held (as a percent)		68.00%	80.00%
Baotou Pengai
Disposals of subsidiaries
Proportion of ownership interest disposed off							5.00%
Proportion of equity interest held (as a percent)							46.00%	51.00%
Guangdong Hanfei
Net assets disposed of:
Loss on disposal of subsidiary										13,564,000
Cash consideration					61,000,000
Settlement of pre-existing balance					41,000,000					¥ 41,000,000
Satisfied by:
Cash received					20,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received					¥ 20,000,000
Yinchuanshi Pengai Yueji Aesthetic Medical Clinic Co. Ltd.
Disposals of subsidiaries
Proportion of equity interest held (as a percent)											51.00%
Disposals of subsidiaries | Yantai Pengai Jiayan
Net assets disposed of:
Property, plant and equipment.									¥ 10,540,000
Inventory									157,000
Goodwill									367,000
Cash and cash equivalents									241,000
Income tax payable									(271,000)
Trade payables and other payables									(1,834,000)
Contract liabilities									(133,000)
Lease liabilities									(8,079,000)
Accruals, other payables and provisions									(4,683,000)
Non-controlling interests									(609,000)
Net assets of subsidiary									1,587,000
Loss on disposal of subsidiary									3,301,000
Cash consideration									¥ 4,888,000
Satisfied by:
Cash received												3,160,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received												3,160,000
Cash and cash equivalents disposed of												(241,000)
Disposals of subsidiaries | Baotou Pengai
Net assets disposed of:
Property, plant and equipment.							¥ 7,191,000
Intangible assets							16,000
Deferred tax assets							182,000
Inventory							236,000
Other receivables							682,000
Current income tax recoverable							14,000
Cash and cash equivalents							1,465,000
Trade payables and other payables							(5,560,000)
Contract liabilities							(17,000)
Lease liabilities							(367,000)
Non-controlling interests							(1,932,000)
Net assets of subsidiary							1,910,000
Loss on disposal of subsidiary							(261,000)
Cash consideration							1,649,000
Satisfied by:
Cash received							150,000
Fair value of the equity interest in an associate at the acquisition date							1,499,000
Total consideration							1,649,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received							150,000
Cash and cash equivalents disposed of							(1,465,000)
Net cash outflow in respect of disposal							¥ (1,315,000)
Disposals of subsidiaries | Guangdong Hanfei
Net assets disposed of:
Property, plant and equipment.	¥ 165,711,000
Intangible assets	58,541,000
Deferred tax assets	575,000
Inventory	9,472,000
Goodwill	102,971,000
Cash and cash equivalents	828,000
Income tax payable	(11,464,000)
Trade payables and other payables	(90,143,000)
Contract liabilities	(7,477,000)
Lease liabilities	(132,385,000)
Non-controlling interests	(27,961,000)
Net assets of subsidiary	121,212,000
Loss on disposal of subsidiary	(55,387,000)
Cash consideration	61,000,000
Settlement of pre-existing balance	4,825,000
Consideration	65,825,000
Satisfied by:
Cash received	20,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received	20,000,000
Cash and cash equivalents disposed of	(828,000)
Net cash outflow in respect of disposal	¥ 19,172,000
Disposals of subsidiaries | Yantai Pengai
Net assets disposed of:
Property, plant and equipment.						¥ 3,910,000
Intangible assets						17,000
Inventory						66,000
Goodwill						175,000
Cash and cash equivalents						1,000
Trade payables and other payables						(263,000)
Contract liabilities						(12,000)
Lease liabilities						(1,896,000)
Non-controlling interests						(618,000)
Net assets of subsidiary						1,552,000
Cash consideration						823,000
Satisfied by:
Cash received						823,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received						823,000
Cash and cash equivalents disposed of						¥ (1,000)
Consideration receivable balance											¥ 728,000
Disposals of subsidiaries | Beijing Aomei
Net assets disposed of:
Property, plant and equipment.				¥ 2,273,000
Intangible assets				19,000
Deferred tax assets				1,273,000
Inventory				691,000
Goodwill				572,000
Other receivables, deposits and prepayments				778,000
Current income tax recoverable				18,000
Cash and cash equivalents				(2,273,000)
Trade payables				(257,000)
Accruals, other payables and provisions				(2,733,000)
Non-controlling interests				85,000
Net assets of subsidiary				5,071,000
Loss on disposal of subsidiary				(191,000)
Cash consideration				¥ 4,880,000
Satisfied by:
Cash received											3,200,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received											3,200,000
Cash and cash equivalents disposed of											(2,273,000)
Consideration receivable balance											¥ 1,680,000	¥ 1,680,000